Note 9 - Warrant Liability (Details Textual) $ in Thousands		12 Months Ended
	May 07, 2015 $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	May 07, 2015 USD ($)
Statement Line Items [Line Items]
Class of warrant or right, Issued | shares	4,820,000
Class of warrant or right, term		1.35	1.35		3
Exercise price, class of warrant or right | $ / shares	$ 0.05
Derivative financial liabilities, undiscounted cash flows		$ 29	$ 67		$ 189
Net gains (losses) on change in fair value of derivatives		$ 38	$ 45	$ 78